Stock-Based Compensation - Schedule of stock option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Options Available for Grant
Number of options granted (in shares)	0	(11,258,000)
Number of options cancelled and forfeited (in shares)	2,008,000	10,562,000
Total (in shares)	42,900,000	121,831,000
Number of Options Outstanding
Number of options outstanding at period start (in shares)	24,700,000	24,911,000
Issuance of common stock from granted of stock options (in shares)	0	(11,258,000)
Number of options exercised (in shares)	(4,634,000)	(907,000)
Number of options cancelled and forfeited (in shares)	(2,008,000)	(10,562,000)
Number of options outstanding at period end (in shares)	18,058,000	24,700,000	24,911,000
Weighted- Average Exercise Price Per Share
Weighted average exercise price of outstanding options at period start (in shares)	$ 1.45	$ 1.65
Weighted average exercise price of options granted (in shares)		2.08
Weighted average exercise price of options exercised (in shares)	0.93	0.85
Weighted average exercise price of options cancelled and forfeited (in shares)	1.17	2.67
Weighted average exercise price of outstanding options at period end (in shares)	$ 1.60	$ 1.45	$ 1.65
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining contractual term of options outstanding	6 years 1 month 6 days	6 years 4 months 24 days	7 years 1 month 6 days
Aggregate intrinsic value of options outstanding	$ 147,219	$ 83,570	$ 34,776
Number of options vested and exercisable (in shares)	14,342,000
Weighted average exercise price of options vested and exercisable (in shares)	$ 1.48
Weighted average remaining contractual term of options vested and exercisable	5 years 7 months 6 days
Aggregate intrinsic value of options vested and exercisable	$ 118,563
Previously Reported
Number of Options Outstanding
Number of options outstanding at period start (in shares)		20,749,000
Number of options outstanding at period end (in shares)			20,749,000
Weighted- Average Exercise Price Per Share
Weighted average exercise price of outstanding options at period start (in shares)		$ 1.98
Weighted average exercise price of outstanding options at period end (in shares)			$ 1.98
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining contractual term of options outstanding			7 years 1 month 6 days
Aggregate intrinsic value of options outstanding			$ 34,776
Revision of Prior Period, Adjustment
Number of Options Outstanding
Number of options outstanding at period start (in shares)		4,162,000
Number of options outstanding at period end (in shares)			4,162,000
Outstanding stock options
Options Available for Grant
Number of shares available for grant at period start (in shares)	5,199,000	4,094,000
Number of additional shares authorized (in shares)		1,801,000
Number of options granted (in shares)		(11,258,000)
Number of options cancelled and forfeited (in shares)		10,562,000
Number of shares available for grant at period end (in shares)		5,199,000	4,094,000
Number of Options Outstanding
Issuance of common stock from granted of stock options (in shares)		(11,258,000)
Number of options cancelled and forfeited (in shares)		(10,562,000)
Outstanding stock options | Previously Reported
Options Available for Grant
Number of shares available for grant at period start (in shares)		3,410,000
Number of shares available for grant at period end (in shares)			3,410,000
Outstanding stock options | Revision of Prior Period, Adjustment
Options Available for Grant
Number of shares available for grant at period start (in shares)		684,000
Number of shares available for grant at period end (in shares)			684,000
Share-based Payment Arrangement
Options Available for Grant
Number of additional shares authorized (in shares)	17,200,000
Number of options granted (in shares)	(3,348,000)
Number of options cancelled in connection with termination of 2011 Plan (in shares)	(7,005,000)
Number of options cancelled and forfeited (in shares)	2,037,000
Total (in shares)	14,083,000
Number of Options Outstanding
Issuance of common stock from granted of stock options (in shares)	(3,348,000)
Number of options cancelled and forfeited (in shares)	(2,037,000)